Total Operating Expenses	6 Months Ended
Jun. 30, 2019
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Total Operating Expenses

12. Total Operating Expenses

R&D costs are comprised of allocated employee costs, the costs of materials and laboratory consumables, intellectual property and license costs and allocated other costs.

The following table presents a breakdown of operating expenses:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
Manufacturing costs	450	5,580	2,325	9,858
IP and license costs	585	492	876	844
Personnel related R&D	2,470	2,107	4,510	3,808
Other R&D costs	6,479	4,344	12,644	8,311

Total R&D costs	9,984	12,523	20,355	22,821

Management and administration costs	3,119	2,639	5,055	5,491

Litigation costs	59	552	123	849
Other operating expenses	3,684	2,745	7,624	5,134

Total other expenses	3,743	3,297	7,747	5,983

Total operating expenses	16,846	18,459	33,157	34,295

R&D costs were €9.9 million and €20.3 million for the three and six months ended June 30, 2019, respectively, as compared to €12.5 million and €22.8 million for the three and six months ended June 30, 2018, respectively. The decrease in R&D costs is primarily attributable to lower manufacturing costs, primarily for MCLA-128, and MCLA-145, partially offset by higher preclinical costs; and higher R&D headcount and related costs.

Other R&D costs consist mainly of laboratory supplies and depreciation expense related to R&D activities, which cannot be specifically allocated to a research project. A breakdown of other R&D costs is presented as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(euros in thousands)
Discovery and preclinical costs	2,055	1,078	4,175	1,763
Clinical costs	3,156	1,850	6,041	4,248
Other R&D costs	1,268	1,416	2,428	2,300

Total other R&D costs	6,479	4,344	12,644	8,311

Management and administration costs

Management and administration costs were €3.1 million and €5.1 million for the three and six months ended June 30, 2019, respectively, as compared to €2.6 million and €5.5 million for the three and six months ended June 30, 2018, respectively. The increase in management and administration costs during the three months ended June 30, 2019 is primarily attributable to higher management and administration headcount and related costs, primarily offset by a decrease in share-based compensation expense. The decrease in management and administration costs during the six months ended June 30, 2019 is primarily attributable to a decrease in share-based compensation expense, partially offset by higher management and administration headcount and related costs.

Litigation costs

On April 5, 2018, an unnamed third party and Regeneron filed notices of opposition against the Company’s EP 2604625 patent, entitled “Generation of Binding Molecules,” in the European Patent Office. The notices asserted, as applicable, added subject matter, lack of novelty, lack of inventive step, and insufficiency. Regeneron withdrew from this proceeding in January 2019. On August 20, 2018, the Company timely responded to these submissions, and again in April 2019, with proceedings to be ongoing with respect to the unnamed third party. An opposition hearing was held June 2019 during which the patent was revoked. The Company intends to appeal this decision to the Technical Board of Appeals. As this opposition proceeding continues, the Company cannot be certain that the Company will ultimately prevail.

The litigation and opposition related costs were €59,000 and €0.1 for the three and six months ended June 30, 2019, respectively, as compared to litigation and opposition costs incurred of €0.6 million and €0.8 million for the three and six months ended June 30, 2018, respectively, and are included in the condensed consolidated statement of profit or loss and comprehensive loss for the period.

From time to time, the Company may be involved in various other claims and legal proceedings relating to claims arising out of the Company’s operations. The Company is not currently a party to any other material legal proceedings.

Other operating expenses

Other operating expenses were €3.6 million and €7.6 million for the three and six months ended June 30, 2019, respectively, as compared to €2.7 million and €5.1 million for the three and six months ended June 30, 2018, respectively. The increase in other operating expenses is primarily attributable to an increase in consultant costs to support accounting operations and facilities-related expenses for the Cambridge, MA facility.